INTANGIBLE ASSETS, NET (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Less: accumulated amortization		$ (44,036)	$ (148,000)
Intangible assets, net		5,504	778,425
Proceeds from disposal of intangible assets	$ 1,245,619	1,245,619
Gain (loss) on disposal of intangible assets	$ 639,792	639,792
Amortization expense		212,976	138,870	$ 10,857
Software
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross		$ 49,540	46,391
Copyrights
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross			$ 880,034